Intangible Assets - Summary of Finite Lived Intangible Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Gross [Abstract]
Finite Lived Copyright Gross	¥ 8,488	¥ 8,547
Capitalized Computer Software, Gross	2,851	1,370
Finite Lived Trademarks And Other Gross	2,446	1,053
Total gross carrying amount	13,785	10,970
Less: accumulated amortization
Finite-Lived Intangible Assets, Accumulated Amortization	(10,856)	(9,269)
Intangible assets, net	2,929	1,701
Copyright [Member]
Less: accumulated amortization
Finite-Lived Intangible Assets, Accumulated Amortization	(8,468)	(8,308)
Software [Member]
Less: accumulated amortization
Finite-Lived Intangible Assets, Accumulated Amortization	(1,503)	(735)
Trademark and others [Member]
Less: accumulated amortization
Finite-Lived Intangible Assets, Accumulated Amortization	¥ (885)	¥ (226)